NUVEEN CALIFORNIA MUNICIPAL BOND FUND 2

SUPPLEMENT DATED MAY 31, 2011

TO THE PROSPECTUS DATED JUNE 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

1.

In the section “Fund Summaries—Nuveen California Municipal Bond Fund 2—Fund Performance,” Standard & Poor’s Insured National Municipal Bond Index is hereby removed as a benchmark for the fund and the row for the Lipper Single-State Insured Municipal Debt Funds Average is hereby removed.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-CA3P-0511P

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND 2

SUPPLEMENT DATED MAY 31, 2011

TO THE PROSPECTUS DATED JUNE 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

1.

In the section “Fund Summaries—Nuveen Massachusetts Municipal Bond Fund 2—Fund Performance,” Standard & Poor’s Insured National Municipal Bond Index is hereby removed as a benchmark for the fund and the row for the Lipper Single-State Insured Municipal Debt Funds Average is hereby removed.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MA2P-0511P

NUVEEN NEW YORK MUNICIPAL BOND FUND 2

SUPPLEMENT DATED MAY 31, 2011

TO THE PROSPECTUS DATED JUNE 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

1.

In the section “Fund Summaries—Nuveen New York Municipal Bond Fund 2—Fund Performance,” Standard & Poor’s Insured National Municipal Bond Index is hereby removed as a benchmark for the fund and the row for the Lipper Single-State Insured Municipal Debt Funds Average is hereby removed.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS3P-0511P

NUVEEN CALIFORNIA MUNICIPAL BOND FUND 2

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND 2

NUVEEN NEW YORK MUNICIPAL BOND FUND 2

SUPPLEMENT DATED MAY 31, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

The following changes are effective May 31, 2011:

•	Nuveen California Insured Municipal Bond Fund changed its name to Nuveen California Municipal Bond Fund 2.
•	Nuveen Massachusetts Insured Municipal Bond Fund changed its name to Nuveen Massachusetts Municipal Bond Fund 2.
•	Nuveen New York Insured Municipal Bond Fund changed its name to Nuveen New York Municipal Bond Fund 2.
•

Each of the funds listed above is no longer required to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest thereon. Each of the funds will continue to be subject to the requirement that it invest at least 80% of its net assets in municipal bonds that pay interest that is exempt from regular federal and applicable state (i.e., only the state in the fund’s name) personal income tax.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS2S-0511P